Share-based payments - Assumptions used to determine the fair value of option granted (Details)						3 Months Ended	9 Months Ended
	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	May 31, 2023 $ / shares shares	May 31, 2023 Y $ / shares $ / shares shares	May 31, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Share-based payments
Number of shares purchased with Warrants issued | shares	381,293	475,059	554,253	50,000	151,800	381,293	1,410,605
Warrants exercise term	3 years	3 years	3 years	4 years	5 years		3 years
Exercise price of warrants | (per share)	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50	$ 4.21	$ 4.21		$ 5.64	$ 5.67	$ 5.63	$ 10.30	$ 16.53
November 23, 2020
Share-based payments
Exercise price of warrants								$ 16.53
August 5, 2022
Share-based payments
Exercise price of warrants								10.30
Market price of warrant options							$ 7.20
Expected volatility %							1.00%
Risk-free Interest Rate l%							0.029%
Expected life (years) | Y							3
January 19, 2023
Share-based payments
Exercise price of warrants								5.63
Market price of warrant options							$ 5.63
Expected volatility %							1.00%
Risk-free Interest Rate l%							0.034%
Expected life (years) | Y							3
February 17, 2023
Share-based payments
Exercise price of warrants								5.67
Market price of warrant options							$ 6.05
Expected volatility %							1.00%
Risk-free Interest Rate l%							0.04%
Expected life (years) | Y							3
April 19, 2023
Share-based payments
Exercise price of warrants								$ 5.64
Market price of warrant options							$ 5.55
Expected volatility %							0.75%
Risk-free Interest Rate l%							0.039%
Expected life (years) | Y							3